Redeemable And Convertible Preferred Stock (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	May 31, 2012	Jul. 30, 2010	Dec. 28, 2009
Class of Stock [Line Items]
Preferred Stock					40,500,000
Redeemable and Convertible Preferred Stock (Textual) [Abstract]
Dividends paid	$ 0		$ 0
Dividends declared	$ 0		$ 0
Net proceeds from the sale Common Stock		$ 40
Offering price per share		$ 20.78		$ 9.00
Aggregate accretion			4.0
Preferred stock accretion of redemption premium final re-measurement adjustment		0.7
Percentage of preferred shares holding						90.00%
Aggregate principal amount						20
Series A [Member]
Class of Stock [Line Items]
Preferred Stock					50,000
Convertible preferred stock liquidation preference		$ 4.00
Series A [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 14.14
Series A-1 [Member]
Class of Stock [Line Items]
Preferred Stock					1,700,000
Convertible preferred stock liquidation preference		$ 4.00
Series A-1 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 21.50
Series A-2 [Member]
Class of Stock [Line Items]
Preferred Stock					1,000,000
Convertible preferred stock liquidation preference		$ 4.00
Series A-2 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 14.14
Series B [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 1.40
Series B [Member]
Class of Stock [Line Items]
Preferred Stock					14,900,000
Series B [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 7.35
Series C [Member]
Class of Stock [Line Items]
Preferred Stock					6,300,000
Convertible preferred stock liquidation preference		$ 5.6525
Preference on liquidation		$ 4.25
Series C [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 10.20
Series C [Member] | Minimum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 4.25
Aggregate outstanding indebtedness		$ 25
Series D [Member]
Class of Stock [Line Items]
Preferred Stock					2,500,000
Convertible preferred stock liquidation preference		$ 6.49
Preference on liquidation		$ 6.49
Series D [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 12.98
Series E [Member]
Class of Stock [Line Items]
Preferred Stock					5,300,000
Convertible preferred stock liquidation preference		$ 4.00
Preference on liquidation		$ 4.00
Series E [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 8.00
Series E-1 [Member]
Class of Stock [Line Items]
Preferred Stock					8,700,000
Convertible preferred stock liquidation preference		$ 2.29
Series E-1 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 4.58